Borrowings (Details) - CNY (¥) ¥ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 18, 2020	Nov. 13, 2020	Aug. 01, 2018	Jul. 31, 2020	Apr. 23, 2019	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2020	Jan. 31, 2021	Mar. 19, 2019
Borrowings (Details) [Line Items]
Interest rate						8.0%
Borrowing amount				¥ 4,000
Date Description						November 17, 2019 and November 17, 2022
Factoring contract amount						¥ 8,000
Loan amount									¥ 800
Credit facility amount						¥ 20,000
China Construction Bank [Member]
Borrowings (Details) [Line Items]
Working capital					¥ 15,000
Interest rate					5.8%
Accounts receivable amount					¥ 22,500
China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings (Details) [Line Items]
Working capital	¥ 22,000
Interest rate	5.5%
Borrowing amount		¥ 22,000
Term in years		2 years
Date Description		November 13, 2020 to November 13, 2022
TCL Factoring [Member]
Borrowings (Details) [Line Items]
Interest rate				8.0%
Factoring contract amount				¥ 1,800
Shenzhen Rural Commercial Bank Loan One [Member]
Borrowings (Details) [Line Items]
Borrowing amount			¥ 2,000
Term in years			3 years
Date Description			August 21, 2018 to August 8, 2021
Monthly installment			¥ 40
Percentage of equity interest			30.00%
Restricted cash										¥ 500
Repaid amount							¥ 480	¥ 480
Balance loan amount							720	1,200
Current portion amount							720	480
Remaining balance								720
Shenzhen Rural Commercial Bank Loan Two [Member]
Borrowings (Details) [Line Items]
Borrowing amount			¥ 6,000
Term in years			3 years
Date Description			September 21, 2019 to August 20, 2021
Monthly installment			¥ 60
Balance loan amount							4,860	5,580
Current portion amount							4,860	720
Remaining balance								4,860
Repayment of debt							¥ 720	¥ 420